Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2023
Net Earnings per Class A common share
Earnings/(Loss) per Share (Table)

Numerator:	December 31, 2023	December 31, 2022	December 31, 2021
Net income available to common shareholders:
Class A, basic and diluted	$294,964	$283,389	$163,232

Denominator:
Class A Common shares
Basic weighted average number of common shares outstanding	35,405,458	36,603,134	35,125,003
Plus weighted average number of RSUs with service conditions	523,464	601,211	383,012
Common share and common share equivalents, dilutive	35,928,922	37,204,345	35,508,015

Basic earnings per share:
Class A	8.33	7.74	4.65

Diluted earnings per share:
Class A	8.21	7.62	4.60